General (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Schedule Of Pro Forma Results Of Operations

	Year ended December 31,
	2011	2012
	Unaudited	Unaudited
Revenues	$31,748	$31,203

Net income	$4,102	$1,048

Basic net earnings per share	$0.17	$0.04

Diluted net earnings per share	$0.16	$0.04

Frisk Software, Inc. [Member]
Business Acquisition [Line Items]
Purchase Price Allocation

Cash	$202
Trade receivables	36
Other receivables and prepaid expenses	287
Property and equipment	64
Other intangible assets	2,250
Goodwill	3,501

Total assets acquired	6,340
Trade payables	(571)
Deferred revenues	(565)
Long-term deferred tax liabilities	(289)

Total liabilities assumed	(1,425)

Net assets acquired	$4,915

Schedule of Components Of Intangible Assets With Annual Rates Of Amortization

	Fair value	%

Trademark	$984	10
Intellectual Property	1,266	6.7

Total intangible assets	$2,250

Eleven GMBH [Member]
Business Acquisition [Line Items]
Purchase Price Allocation

Cash	$3,297
Trade receivables	846
Other receivables and prepaid expenses	252
Property and equipment	449
Other intangible assets	9,100
Goodwill	14,732

Total assets acquired	28,676

Trade payables	(128)
Employees and payroll accruals	(194)
Accrued expenses and other liabilities	(2,313)
Deferred revenues	(844)
Long-term deferred tax liabilities	(2,904)

Total liabilities assumed	(6,383)

Net assets acquired	$22,293

Schedule of Components Of Intangible Assets With Annual Rates Of Amortization

	Fair value	%

Trademark	671	10
Customer relations	3,037	Accelerated method
Technology	4,611	10
In Process R&D *	781	(*)

Total intangible assets	$9,100

(*)	The In Process R&D will be amortized when the development will be completed.